Significant Accounting Policies (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Monthly deposits percentage	8.33%
Samil Pharm Co Ltd [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Milestone method revenue payment		$ 1.5	$ 2.1
Accrued royalties	$ 4.5
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Black scholes option pricing model	Black-Scholes option-pricing model